LONG-TERM INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INCENTIVE PLANS
Summary of changes in restricted and performance shares

Balance on January 1, 2022	8,534,567
Granted	5,922,879
Cancelled	(1,267,065)
Exercised	(2,377,494)
Balance on December 31, 2022	10,812,887
Granted	7,697,990
Share Bonus	664,433
Cancelled	(2,192,635)
Exercised	(2,674,136)
Balance on December 31, 2023	14,308,539
Granted	5,739,213
Share Bonus	2,910,064
Cancelled	(2,581,216)
Exercised	(4,093,375)
Balance on December 31, 2024	16,283,225